Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Statement of operations
Total operating revenues		$ 260,710	$ 194,455
Vessel operating expenses		(107,783)	(93,228)
Administrative expenses		(24,335)	(20,000)
Project development expenses		(16,211)	(7,481)
Realized gain on oil and gas derivative instruments, net (note 7)		51,034	107,586
Other operating loss		(2,026)	0
Sales-type lease receivable in excess of interest income		0
Adjusted EBITDA		161,389	181,332
Net income/(loss) from equity method investments (note 13)		9,960	(3,287)
Balance sheet
Total assets		4,675,485		$ 4,367,677
Equity method investments		34,926		43,665
Gain (loss) on disposition of property plant equipment		(451)	0
Higas | Related Party
Balance sheet
Accounts receivable, allowance for credit loss		1,500
Golar Arctic | Vessels
Balance sheet
Property, plant and equipment, disposals	$ 24,800
Golar Arctic | Vessels | Other Operating Income (Expense)
Balance sheet
Gain (loss) on disposition of property plant equipment	$ (500)
Liquefaction services revenue
Statement of operations
Total operating revenues		168,171	168,563
Sales-type lease revenue
Statement of operations
Total operating revenues		46,925	0
Vessel management fees and other revenues
Statement of operations
Total operating revenues		44,738	17,042
Time and voyage charter revenues
Statement of operations
Total operating revenues		876	8,850
Operating segments
Statement of operations
Total operating revenues		260,710
Vessel operating expenses		(107,783)
Administrative expenses		(24,335)
Project development expenses		(16,211)
Realized gain on oil and gas derivative instruments, net (note 7)		51,034
Other operating loss		(2,026)
Sales-type lease receivable in excess of interest income		12,222	0
Adjusted EBITDA		173,611	181,332
Net income/(loss) from equity method investments (note 13)		9,960	(3,287)
Operating segments | Liquefaction services revenue
Statement of operations
Total operating revenues		168,171
Operating segments | Sales-type lease revenue
Statement of operations
Total operating revenues		46,925
Operating segments | Vessel management fees and other revenues
Statement of operations
Total operating revenues		44,738
Operating segments | Time and voyage charter revenues
Statement of operations
Total operating revenues		876
Operating segments | FLNG
Statement of operations
Total operating revenues		240,240	168,563
Vessel operating expenses		(85,707)	(62,496)
Administrative expenses		(939)	(1,005)
Project development expenses		(13,071)	(3,634)
Realized gain on oil and gas derivative instruments, net (note 7)		51,034	107,586
Other operating loss		0
Sales-type lease receivable in excess of interest income		12,222
Adjusted EBITDA		203,779	209,014
Net income/(loss) from equity method investments (note 13)		(363)	0
Balance sheet
Total assets		4,127,021		3,623,417
Equity method investments		18,908		0
Operating segments | FLNG | Liquefaction services revenue
Statement of operations
Total operating revenues		168,171	168,563
Operating segments | FLNG | Sales-type lease revenue
Statement of operations
Total operating revenues		46,925
Operating segments | FLNG | Vessel management fees and other revenues
Statement of operations
Total operating revenues		25,144	0
Operating segments | FLNG | Time and voyage charter revenues
Statement of operations
Total operating revenues		0	0
Operating segments | Corporate and other
Statement of operations
Total operating revenues		20,470	25,892
Vessel operating expenses		(22,076)	(30,732)
Administrative expenses		(23,396)	(18,995)
Project development expenses		(3,140)	(3,847)
Realized gain on oil and gas derivative instruments, net (note 7)		0	0
Other operating loss		(2,026)
Sales-type lease receivable in excess of interest income		0
Adjusted EBITDA		(30,168)	(27,682)
Net income/(loss) from equity method investments (note 13)		10,323	(3,287)
Balance sheet
Total assets		548,464		744,260
Equity method investments		16,018		$ 43,665
Operating segments | Corporate and other | Liquefaction services revenue
Statement of operations
Total operating revenues		0	0
Operating segments | Corporate and other | Sales-type lease revenue
Statement of operations
Total operating revenues		0
Operating segments | Corporate and other | Vessel management fees and other revenues
Statement of operations
Total operating revenues		19,594	17,042
Operating segments | Corporate and other | Time and voyage charter revenues
Statement of operations
Total operating revenues		876	$ 8,850
Eliminations
Statement of operations
Total operating revenues		0
Vessel operating expenses		0
Administrative expenses		0
Project development expenses		0
Realized gain on oil and gas derivative instruments, net (note 7)		0
Other operating loss		0
Sales-type lease receivable in excess of interest income		(12,222)
Adjusted EBITDA		(12,222)
Net income/(loss) from equity method investments (note 13)		0
Eliminations | Liquefaction services revenue
Statement of operations
Total operating revenues		0
Eliminations | Sales-type lease revenue
Statement of operations
Total operating revenues		0
Eliminations | Vessel management fees and other revenues
Statement of operations
Total operating revenues		0
Eliminations | Time and voyage charter revenues
Statement of operations
Total operating revenues		$ 0